UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21749

                                                 CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

                                                  Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

                                                  Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lea Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Common Stock — 95.1%
Autos & Transportation — 4.1%
Auto Parts:Original Equipment — 0.3%
108,700	WABCO Holdings, Inc.	$1,338,097

Shipping — 1.4%
214,220	Kirby Corp.[1]	5,706,821

Transportation:Miscellaneous — 1.3%
304,100	HUB Group, Inc. — Class A1	5,169,700

Truckers — 1.1%
288,800	Werner Enterprises, Inc.	4,366,656

Total Autos & Transportation		16,581,274

Consumer Discretionary — 28.4%
Advertising Agencies — 1.5%
326,200	DG FastChannel, Inc.[1]	6,122,774

Casinos & Gambling — 1.4%
301,700	Bally Technologies, Inc.[1]	5,557,314

Education Services — 3.1%
1,874,213	SkillSoft PLC, ADR[1,2,3,4]	12,538,485

Leisure Time — 1.0%
547,200	Callaway Golf Co.	3,928,896

Restaurants — 2.7%
1,288,400	CKE Restaurants, Inc.	10,822,560

Retail — 3.6%
260,100	Children’s Place Retail Stores, Inc. (The)[1]	5,693,589
478,600	IAC/InterActiveCorp.[1]	7,289,078
443,300	Ticketmaster Entertainment, Inc.[1]	1,635,777

		14,618,444

Services:Commercial — 12.9%
332,300	Brink’s Home Security Holdings, Inc.[1]	7,509,980
198,700	Copart, Inc.[1]	5,893,442
291,815	G & K Services, Inc. — Class A	5,518,222
852,300	GEO Group, Inc. (The)[1]	11,292,975
613,200	Korn/Ferry International[1]	5,555,592
709,700	TeleTech Holdings, Inc.[1]	7,728,633
169,900	Watson Wyatt Worldwide, Inc. — Class A	8,387,963

		51,886,807

Wholesalers — 2.2%
2,071,000	Brightpoint, Inc.[1]	8,863,880

Total Consumer Discretionary.		114,339,160

Consumer Staples — 5.7%
Foods — 5.7%
430,600	Lance, Inc.	8,965,092

Shares		Value
255,950	Ralcorp Holdings, Inc.[1]	13,790,586

Total Consumer Staples		22,755,678

Financial Services — 18.5%
Banks:Outside New York City — 4.9%
797,313	First Horizon National Corp.	8,563,141
Financial Services — (continued)
Banks:Outside New York City — (continued)
1,317,800	Investors Bancorp, Inc.[1]	$11,161,766

		19,724,907

Diversified Financial Services — 1.2%
112,100	Stifel Financial Corp.[1]	4,855,051

Financial Data Processing Services & Systems — 0.6%
174,700	Euronet Worldwide, Inc.[1]	2,281,582
19,800	RiskMetrics Group, Inc.[1]	282,942

		2,564,524

Insurance:Multi-Line — 4.3%
437,000	Max Capital Group Ltd.	7,533,880
340,600	Platinum Underwriters Holdings Ltd.	9,659,416

		17,193,296

Investment Management Companies — 1.1%
272,600	Legg Mason, Inc.	4,334,340

Savings & Loan — 5.7%
276,700	Astoria Financial Corp.[2]	2,542,873
720,300	Brookline Bancorp, Inc.	6,842,850
341,500	Kearny Financial Corp.	3,578,920
737,600	Washington Federal, Inc.	9,802,704

		22,767,347

Securities Brokerage & Services — 0.7%
139,700	KBW, Inc.[1]	2,842,895

Total Financial Services		74,282,360

Health Care — 10.3%
Drugs & Pharmaceuticals — 1.5%
471,400	BioMarin Pharmaceutical, Inc.[1,2]	5,821,790

Electronics:Medical Systems — 2.1%
643,600	Cyberonics, Inc.[1]	8,540,572

Medical & Dental Instruments & Supplies — 6.7%
388,900	Cooper Cos., Inc. (The)[2]	10,282,516
161,050	Edwards Lifesciences Corp.[1]	9,764,461

208,200	Owens & Minor, Inc.	6,897,666

		26,944,643

Total Health Care		41,307,005

Materials & Processing — 5.2%
Containers & Packaging:Metals & Glass — 2.2%
266,521	Greif, Inc. — Class A	8,872,484

Containers & Packaging:Paper & Plastic — 0.7%
214,200	Packaging Corp. of America	2,788,884

Metal Fabricating — 2.3%
118,094	Kaydon Corp.	3,227,509
409,000	RBC Bearings, Inc.[1]	6,249,520

		9,477,029

Total Materials & Processing		21,138,397

1	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Shares		Value
Other Energy — 1.3%
Oil:Crude Producers — 1.3%
125,145	Range Resources Corp.	$5,150,968

Total Other Energy		5,150,968

Producer Durables — 6.2%
Aerospace — 1.4%
247,700	Moog, Inc. — Class A1	5,664,899

Diversified Production — 0.2%
66,500	Barnes Group, Inc.	710,885

Electrical Equipment & Components — 1.5%
239,200	A. O. Smith Corp.	6,023,056

Machinery:Industrial/Specialty — 0.3%
105,600	Woodward Governor Co.	1,180,608

Telecommunications Equipment — 2.8%
1,558,500	Arris Group, Inc.[1]	11,486,145

Total Producer Durables		25,065,593

Technology — 9.7%
Communications Technology — 2.0%
511,054	Syniverse Holdings, Inc.[1]	8,054,211

Computer Services, Software & Systems — 4.6%
204,000	ACI Worldwide, Inc.[1]	3,825,000
83,400	Digital River, Inc.[1]	2,486,988
919,300	Informatica Corp.[1]	12,189,918

		18,501,906

Electronics:Semi-Conductors/Components — 1.4%
1,569,500	Atmel Corp.[1]	5,697,285

Electronics:Technology — 1.7%
766,200	Checkpoint Systems, Inc.[1]	6,872,814

Total Technology		39,126,216

Utilities — 5.7%
Utilities:Electrical — 5.7%
466,700	Cleco Corp.	10,122,723
326,064	El Paso Electric Co.[1]	4,594,242
391,200	NorthWestern Corp.	8,402,976

Total Utilities		23,119,941

Total Common Stock (Cost $431,196,885)		382,866,592

Short-Term Investments — 6.1%
12,200,648	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	12,200,648
12,200,647	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	12,200,647

Total Short-Term Investments (Cost $24,401,295)		24,401,295

Par/Shares		Value
U.S. Treasury Obligations — 0.1%
$ 100,000	U.S. Treasury Bills, 0.49%, 04/02/09	$100,000
250,000	U.S. Treasury Bills, 1.10%, 04/16/09	249,976

Total U.S. Treasury Obligations (Cost $349,881)		349,976

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.3% (Cost $455,948,061)		407,617,863

Short-Term Investments Held As Collateral For Loaned Securities — 1.6%
Institutional Money Market Trust
6,498,563	Institutional Money Market Trust
(Cost $6,498,563)		6,498,563

Total Investments — 102.9% (Cost $462,446,624)[5]		414,116,426	[6]
Liabilities in Excess of Other Assets — (2.9%)		(11,676,851)

Total Net Assets — 100.0%		$402,439,575

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$413,766,450
Level 2 — Other Significant Observable Inputs	349,976
Level 3 — Significant Unobservable Inputs	—

Total	$414,116,426

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]

The cost for Federal income tax purposes was $475,875,842. At March 31, 2009, net unrealized depreciation was $61,759,416. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $25,632,151, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $87,391,567.

[6]

At March 31, 2009, the market value of securities on loan for the Small Cap Value Fund was $6,175,626. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

3	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Common Stock — 95.3%
Autos & Transportation — 2.9%
Auto Parts:Original Equipment — 0.8%
134,233	WABCO Holdings, Inc.	$1,652,408

Truckers — 2.1%
129,400	J.B. Hunt Transport Services, Inc.	3,119,834
29,200	Landstar System, Inc.	977,324

		4,097,158

Total Autos & Transportation		5,749,566

Consumer Discretionary — 15.7%
Leisure Time — 1.2%
314,500	Callaway Golf Co.	2,258,110

Restaurants — 1.4%
122,300	Jack in the Box, Inc.[1]	2,848,367

Retail — 4.3%
74,600	Advance Auto Parts, Inc.	3,064,568
42,500	Dollar Tree, Inc.[1]	1,893,375
229,500	IAC/InterActiveCorp.[1]	3,495,285

		8,453,228

Services:Commercial — 6.9%
100,100	Copart, Inc.[1]	2,968,966
354,000	Corrections Corp. of America[1]	4,534,740
62,000	Manpower, Inc.	1,954,860
83,300	Watson Wyatt Worldwide, Inc. — Class A	4,112,521

		13,571,087

Toys — 1.9%
328,700	Mattel, Inc.	3,789,911

Total Consumer Discretionary.		30,920,703

Consumer Staples — 6.3%
Foods — 6.3%
114,100	J.M. Smucker Co. (The)	4,252,507
74,000	McCormick & Co., Inc.	2,188,180
109,200	Ralcorp Holdings, Inc.[1]	5,883,696

Total Consumer Staples		12,324,383

Financial Services — 22.8%
Banks:Outside New York City — 4.2%
41,619	Bank of Hawaii Corp.	1,372,595
391,377	First Horizon National Corp.	4,203,388
334,500	KeyCorp	2,632,515

		8,208,498

Diversified Financial Services — 0.5%
34,100	Lazard Ltd. — Class A	1,002,540

Shares		Value
Financial Data Processing Services & Systems — 2.4%
257,600	Fidelity National Information Services, Inc.	4,688,320

Financial Information Services — 3.7%
94,400	Dun & Bradstreet Corp. (The)	7,268,800

Financial Services — (continued)
Insurance:Multi-Line — 2.7%
95,800	Max Capital Group Ltd.	$1,651,592
132,900	Platinum Underwriters Holdings Ltd.	3,769,044

		5,420,636

Insurance:Property & Casualty — 1.7%
53,600	PartnerRe Ltd.	3,326,952

Investment Management Companies — 1.7%
248,500	Invesco Ltd.	3,444,210

Savings & Loan — 5.9%
118,100	Astoria Financial Corp.[2]	1,085,339
374,380	People’s United Financial, Inc.	6,727,609
315,000	TFS Financial Corp.	3,820,950

		11,633,898

Total Financial Services		44,993,854

Health Care — 12.2%
Biotechnology Research & Production — 1.5%
52,500	Millipore Corp.[1]	3,014,025

Drugs & Pharmaceuticals — 1.5%
233,000	BioMarin Pharmaceutical, Inc.[1]	2,877,550

Electronics:Medical Systems — 1.2%
185,200	Hologic, Inc.[1]	2,424,268

Medical & Dental Instruments & Supplies — 8.0%
79,200	C.R. Bard, Inc.	6,313,824
180,300	Cooper Cos., Inc. (The)[2]	4,767,132
78,500	Edwards Lifesciences Corp.[1]	4,759,455

		15,840,411

Total Health Care		24,156,254

Materials & Processing — 5.6%
Building:Air Conditioning — 1.1%
82,400	Lennox International, Inc.	2,180,304

Chemicals — 1.0%
56,300	Lubrizol Corp.	1,914,763

Containers & Packaging:Metals & Glass — 1.6%
95,200	Greif, Inc. — Class A	3,169,208

Metal Fabricating — 1.0%
67,500	Kaydon Corp.	1,844,775

Paints & Coatings — 0.9%
35,400	Sherwin-Williams Co. (The)	1,839,738

Total Materials & Processing		10,948,788

Other Energy — 2.6%
Machinery:Oil Well Equipment & Services — 2.6%
157,400	Dresser-Rand Group, Inc.[1]	3,478,540
102,800	Exterran Holdings, Inc.[1]	1,646,856

Total Other Energy		5,125,396

Producer Durables — 3.9%
Aerospace — 3.9%
132,500	Goodrich Corp.	5,020,425

1	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Shares		Value
Producer Durables — (continued)
Aerospace — (continued)
114,100	Moog, Inc. — Class A1	$2,609,467

Total Producer Durables		7,629,892

Technology — 16.3%
Computer Services, Software & Systems — 9.5%
174,500	Amdocs Ltd.[1]	3,231,740
195,400	BMC Software, Inc.[1]	6,448,200
181,900	Cognizant Technology Solutions Corp. — Class A1	3,781,701
329,840	Parametric Technology Corp.[1]	3,291,803
126,890	Teradata Corp.[1]	2,058,156

		18,811,600

Electrical & Electronics — 1.8%
121,400	Amphenol Corp. — Class A	3,458,686

Electronics:Semi-Conductors/Components — 5.0%
106,800	Analog Devices, Inc.	2,058,036
196,300	Avnet, Inc.[1]	3,437,213
848,640	LSI Corp.[1]	2,579,866
485,000	ON Semiconductor Corp.[1]	1,891,500

		9,966,615

Total Technology		32,236,901

Utilities — 7.0%
Utilities:Electrical — 5.2%
92,100	Allegheny Energy, Inc.	2,133,957
276,000	CMS Energy Corp.	3,267,840
155,900	Northeast Utilities	3,365,881
71,200	NorthWestern Corp.	1,529,376

		10,297,054

Utilities:Gas Distributors — 1.8%
85,500	ONEOK, Inc.	1,934,865
54,000	Questar Corp.	1,589,220

		3,524,085

Total Utilities		13,821,139

Total Common Stock (Cost $214,547,305)		187,906,876

Short-Term Investments — 5.8%
5,748,194	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	5,748,194
5,748,194	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	5,748,193

Total Short-Term Investments (Cost $11,496,387)		11,496,387

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.1% (Cost $226,043,692)		199,403,263

Shares		Value
Short-Term Investments Held As Collateral For Loaned Securities — 1.6%
Institutional Money Market Trust
3,078,075	Institutional Money Market Trust
(Cost $3,078,075)		$3,078,075

Total Investments — 102.7% (Cost $229,121,767)[3]		202,481,338	[4]
Liabilities in Excess of Other Assets — (2.7%) .		(5,231,109)

Total Net Assets — 100.0%		$197,250,229

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$202,481,338
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$202,481,338

2	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	The cost for Federal income tax purposes was $239,322,715. At March 31, 2009, net unrealized depreciation was $36,841,377. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,979,773, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $45,821,150.
[4]	At March 31, 2009, the market value of securities on loan for the Small/Mid Cap Value Fund was $2,956,332. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

3	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Common Stock — 94.7%
Autos & Transportation — 3.3%
Auto Parts:Original Equipment — 0.7%
1,481,606	WABCO Holdings, Inc.[2]	$18,238,570

Railroads — 0.9%
671,900	Norfolk Southern Corp.	22,676,625

Truckers — 1.7%
1,736,388	J.B. Hunt Transport Services, Inc.	41,864,315

Total Autos & Transportation		82,779,510

Consumer Discretionary — 9.2%
Advertising Agencies — 1.4%
1,514,468	Omnicom Group, Inc.	35,438,551

Miscellaneous Business & Consumer Discretionary — 2.2%
4,354,054	Western Union Co. (The)	54,730,459

Retail — 2.5%
938,799	Advance Auto Parts, Inc.	38,565,863
537,890	Dollar Tree, Inc.[1,2]	23,962,999

		62,528,862

Services:Commercial — 1.0%
806,886	Manpower, Inc.	25,441,116

Toys — 2.1%
4,479,381	Mattel, Inc.	51,647,263

Total Consumer Discretionary		229,786,251

Consumer Staples — 5.7%
Foods — 5.7%
1,155,246	Campbell Soup Co.	31,607,530
909,311	H.J. Heinz Co.	30,061,822
1,419,147	J.M. Smucker Co. (The)	52,891,609
941,703	McCormick & Co., Inc.	27,846,158

Total Consumer Staples		142,407,119

Financial Services — 23.7%
Banks:Outside New York City — 1.5%
4,942,762	KeyCorp	38,899,537

Diversified Financial Services — 6.9%
2,826,301	Bank of New York Mellon Corp. (The)	79,843,003
3,481,231	Marsh & McLennan Cos., Inc.	70,494,928
1,004,300	Morgan Stanley	22,867,911

		173,205,842

Financial Data Processing Services & Systems — 2.4%
3,249,531	Fidelity National Information Services, Inc.	59,141,464

Financial Information Services — 3.7%
1,205,870	Dun & Bradstreet Corp. (The)	92,851,990

Insurance:Multi-Line — 2.8%
1,097,845	AON Corp.	44,814,033
1,108,657	Assurant, Inc.	24,146,549

		68,960,582

Shares		Value
Financial Services — (continued)
Investment Management Companies — 2.9%
3,249,624	Invesco Ltd.	$45,039,789
866,100	State Street Corp.	26,658,558

		71,698,347

Savings & Loan — 3.5%
4,912,960	People’s United Financial, Inc.	88,285,891

Total Financial Services		593,043,653

Health Care — 10.7%
Biotechnology Research & Production — 1.5%
671,211	Millipore Corp.[1,2]	38,534,223

Drugs & Pharmaceuticals — 2.0%
1,548,142	Cardinal Health, Inc.	48,735,510

Electronics:Medical Systems — 2.7%
2,363,222	Hologic, Inc.[1,2]	30,934,576
999,200	Thermo Fisher Scientific, Inc.[1]	35,641,464

		66,576,040

Medical & Dental Instruments & Supplies — 4.5%
1,001,937	C.R. Bard, Inc.	79,874,418
967,800	Stryker Corp.	32,943,912

		112,818,330

Total Health Care		266,664,103

Integrated Oils — 0.8%
Oil:Integrated Domestic — 0.8%
467,100	Murphy Oil Corp.	20,912,067

Total Integrated Oils		20,912,067

Materials & Processing — 4.7%
Chemicals — 1.5%
652,500	Air Products & Chemicals, Inc.	36,703,125

Engineering & Contracting Services — 0.5%
1,029,485	McDermott International, Inc.[1]	13,784,804

Metal Fabricating — 1.6%
654,822	Precision Castparts Corp.	39,223,838

Paints & Coatings — 1.1%
533,500	Sherwin-Williams Co. (The)	27,725,995

Total Materials & Processing		117,437,762

Producer Durables — 8.5%
Aerospace — 4.6%
1,687,878	Goodrich Corp.	63,953,697
1,339,222	Raytheon Co.	52,149,305

		116,103,002

Diversified Production — 2.7%
2,027,610	Ingersoll-Rand Co. Ltd. — Class A	27,981,018
1,986,100	Tyco International Ltd.	38,848,116

		66,829,134

Machinery:Engines — 1.2%
1,148,500	Cummins, Inc.	29,229,325

Total Producer Durables		212,161,461

1	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Shares		Value
Technology — 18.3%
Computer Services, Software & Systems — 9.7%
2,685,134	BMC Software, Inc.[1]	$88,609,422
2,513,200	Cognizant Technology Solutions Corp. — Class A1	52,249,428
3,811,929	Parametric Technology Corp.[1]	38,043,051
1,622,396	Teradata Corp.[1]	26,315,263
2,828,500	Yahoo!, Inc.[1]	36,233,085

		241,450,249

Electrical & Electronics — 2.5%
1,565,255	Amphenol Corp. — Class A	44,594,115
1,599,916	Tyco Electronics Ltd.	17,663,073

		62,257,188

Electronics:Other — 1.4%
1,931,614	Electronic Arts, Inc.[1]	35,136,059

Electronics:Semi-Conductors/Components — 4.7%
1,876,059	Analog Devices, Inc.	36,151,657
2,632,338	Avnet, Inc.[1]	46,092,238
11,938,668	LSI Corp.[1]	36,293,551

		118,537,446

Total Technology		457,380,942

Utilities — 9.8%
Utilities:Electrical — 6.8%
1,820,973	Allegheny Energy, Inc.	42,191,944
947,900	American Electric Power Co., Inc.	23,943,954
3,646,587	CMS Energy Corp.[2]	43,175,590
400	Entergy Corp.	27,236
806,858	PPL Corp.	23,164,893
901,591	Wisconsin Energy Corp.	37,118,502

		169,622,119

Utilities:Gas Distributors — 3.0%
1,082,614	ONEOK, Inc.	24,499,555
769,766	Questar Corp.	22,654,213
601,855	Sempra Energy	27,829,775

		74,983,543

Total Utilities		244,605,662

Total Common Stock (Cost $2,811,456,105)		2,367,178,530

Short-Term Investments — 6.3%
78,300,295	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	78,300,295
78,300,294	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	78,300,294

Total Short-Term Investments (Cost $156,600,589)		156,600,589

Par/Shares		Value
U.S. Treasury Obligations — 0.1%
$ 100,000	U.S. Treasury Bills,
	0.49%, 04/02/09	$100,000
1,000,000	U.S. Treasury Bills,
	1.10%, 04/16/09	999,757
1,000,000	U.S. Treasury Bills,
	1.40%, 04/30/09	999,846
500,000	U.S. Treasury Bills,
	2.30%, 07/02/09	499,732

Total U.S. Treasury Obligations (Cost $2,596,069)		2,599,335

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 101.1% (Cost $2,970,652,763)		2,526,378,454

Short-Term Investments Held As Collateral For Loaned Securities — 1.9%
Institutional Money Market Trust
45,901,354	Institutional Money Market Trust
(Cost $45,901,534)		45,901,534

Total Investments — 103.0% (Cost $3,016,554,297)[3]		2,572,279,988	[4]
Liabilities in Excess of Other Assets — (3.0%)		(73,887,693)

Total Net Assets — 100.0%		$2,498,392,295

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

2	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$2,569,680,653
Level 2 — Other Significant Observable Inputs	2,599,335
Level 3 — Significant Unobservable Inputs	—

Total	$2,572,279,988

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

The cost for Federal income tax purposes was $3,125,560,917. At March 31, 2009, net unrealized depreciation was $553,280,929. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $98,338,272, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $651,619,201.

[4]

At March 31, 2009, the market value of securities on loan for the Mid Cap Value Fund was $44,529,015. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities.

3	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Common Stock — 94.1%
Autos & Transportation — 1.8%
Auto Parts:Original Equipment — 0.8%
30,500	WABCO Holdings, Inc.	$375,455

Railroads — 1.0%
12,200	Union Pacific Corp.	501,542

Total Autos & Transportation		876,997

Consumer Discretionary — 12.4%
Advertising Agencies — 1.4%
30,500	Omnicom Group, Inc.	713,700

Consumer Electronics — 1.9%
25,500	Nintendo Co. Ltd., ADR[2]	930,750

Miscellaneous Business & Consumer Discretionary — 2.0%
77,900	Western Union Co. (The)	979,203

Retail — 3.2%
40,000	Lowe’s Cos., Inc.	730,000
16,900	Wal-Mart Stores, Inc.	880,490

		1,610,490

Services:Commercial — 1.9%
15,700	Accenture Ltd. — Class A	431,593
15,800	Manpower, Inc.	498,174

		929,767

Toys — 2.0%
84,000	Mattel, Inc.	968,520

Total Consumer Discretionary		6,132,430

Consumer Staples — 10.5%
Beverage:Soft Drinks — 1.4%
13,600	PepsiCo, Inc.	700,128

Drug & Grocery Store Chains — 2.0%
35,300	CVS Caremark Corp.	970,397

Foods — 2.4%
23,700	Campbell Soup Co.	648,432

19,000	McCormick & Co., Inc.	561,830

		1,210,262

Miscellaneous Consumer Staples — 3.7%
54,550	Nestle SA, ADR[2]	1,830,153

Soaps & Household Chemicals — 1.0%
10,700	Procter & Gamble Co.	503,863

Total Consumer Staples		5,214,803

Financial Services — 18.4%
Diversified Financial Services — 8.1%
50,400	Bank of New York Mellon Corp. (The)	1,423,800
30,600	JPMorgan Chase & Co.	813,348
68,900	Marsh & McLennan Cos., Inc.	1,395,225
17,300	Morgan Stanley	393,921

		4,026,294

Financial Information Services — 3.7%
23,500	Dun & Bradstreet Corp. (The)	1,809,500

Shares		Value
Financial Services — (continued)
Insurance:Multi-Line — 1.8%
21,500	AON Corp.	$877,630

Investment Management Companies — 3.2%
78,500	Invesco Ltd.	1,088,010
16,600	State Street Corp.	510,948

		1,598,958

Savings & Loan — 1.6%
44,800	People’s United Financial, Inc.	805,056

Total Financial Services		9,117,438

Health Care — 17.1%
Drugs & Pharmaceuticals — 5.5%
14,700	Novo Nordisk A/S, ADR[2]	705,306
35,500	Pfizer, Inc.	483,510
44,600	Roche Holding AG, ADR[2]	1,534,240

		2,723,056

Electronics:Medical Systems — 2.4%
32,600	Thermo Fisher Scientific, Inc.[1]	1,162,842

Medical & Dental Instruments & Supplies — 9.2%
13,600	Alcon, Inc.	1,236,376
20,800	C.R. Bard, Inc.	1,658,176
14,100	Edwards Lifesciences Corp.[1]	854,883
24,100	Stryker Corp.	820,364

		4,569,799

Total Health Care		8,455,697

Integrated Oils — 8.0%
Oil:Integrated Domestic — 1.0%
9,000	Hess Corp.	487,800

Oil:Integrated International — 7.0%
16,300	Chevron Corp.	1,096,012
12,600	Exxon Mobil Corp.	858,060
15,300	Petroleo Brasileiro SA, ADR[2]	466,191
21,500	Total SA, ADR[2]	1,054,790

		3,475,053

Total Integrated Oils		3,962,853

Materials & Processing — 1.1%
Metal Fabricating — 1.1%
9,000	Precision Castparts Corp.	539,100

Total Materials & Processing		539,100

Producer Durables — 6.4%
Aerospace — 4.8%
32,800	Goodrich Corp.	1,242,792
29,700	Raytheon Co.	1,156,518

		2,399,310

Diversified Production — 1.6%
39,400	Tyco International Ltd.	770,664

Total Producer Durables		3,169,974

1	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

Shares		Value
Technology — 14.9%
Communications Technology — 1.2%
15,500	QUALCOMM, Inc.	$603,105

Computer Services, Software & Systems — 8.1%
49,100	BMC Software, Inc.[1]	1,620,300
44,100	Oracle Corp.[1]	796,887
52,000	Parametric Technology Corp.[1]	518,960
30,600	Teradata Corp.[1]	496,332
43,700	Yahoo!, Inc.[1]	559,797

		3,992,276

Computer Technology — 1.8%
28,200	Hewlett-Packard Co.	904,092

Electrical & Electronics — 0.9%
38,800	Tyco Electronics Ltd.	428,352

Electronics:Other — 1.4%
38,500	Electronic Arts, Inc.[1]	700,315

Electronics:Semi-Conductors/Components — 1.5%
38,300	Analog Devices, Inc.	738,041

Total Technology		7,366,181

Utilities — 3.5%
Utilities:Electrical — 3.5%
35,600	Allegheny Energy, Inc.	824,852
18,900	American Electric Power Co., Inc.	477,414
15,800	PPL Corp.	453,618

Total Utilities		1,755,884

Total Common Stock (Cost $51,653,675)		46,591,357

Short-Term Investments — 6.1%
1,500,862	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	1,500,862
1,500,862	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,500,862

Total Short-Term Investments (Cost $3,001,724)		3,001,724

Total Investments — 100.2% (Cost $54,655,399)[3]		49,593,081
Liabilities in Excess of Other Assets — (0.2%)		(102,191)

Total Net Assets — 100.0%		$49,490,890

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$49,593,081
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$49,593,081

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]

The cost for Federal income tax purposes was $56,612,132. At March 31, 2009, net unrealized depreciation was $7,019,051. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $1,155,793, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $8,174,844.

2	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Common Stock — 95.0%
Autos & Transportation — 3.1%
Auto Parts:Original Equipment — 1.0%
5,700	WABCO Holdings, Inc.	$70,167

Truckers — 2.1%
6,500	J.B. Hunt Transport Services, Inc.	156,715

Total Autos & Transportation		226,882

Consumer Discretionary — 7.4%
Services:Commercial — 5.2%
18,700	Corrections Corp. of America[1]	239,547

13,200	TeleTech Holdings, Inc.[1]	143,748

		383,295

Wholesalers — 2.2%
37,400	Brightpoint, Inc.[1]	160,072

Total Consumer Discretionary.		543,367

Consumer Staples — 10.8%
Foods — 7.8%
4,000	Campbell Soup Co.	109,440
4,100	J.M. Smucker Co. (The)	152,807
2,600	McCormick & Co., Inc.	76,882
4,400	Ralcorp Holdings, Inc.[1]	237,072

		576,201

Miscellaneous Consumer Staples — 3.0%
6,550	Nestle SA, ADR[2]	219,752

Total Consumer Staples		795,953

Financial Services — 20.5%
Banks:Outside New York City — 2.1%
14,556	First Horizon National Corp.	156,332

Diversified Financial Services — 6.8%
6,400	Bank of New York Mellon Corp. (The)	180,800
4,300	JPMorgan Chase & Co.	114,294
10,200	Marsh & McLennan Cos., Inc.	206,550

		501,644

Financial Information Services — 3.2%
3,100	Dun & Bradstreet Corp. (The)	238,700

Insurance:Multi-Line — 1.8%
3,200	AON Corp.	130,624

Investment Management Companies — 2.1%
11,300	Invesco Ltd.	156,618

Savings & Loan — 4.5%
10,650	People’s United Financial, Inc.	191,381
10,400	Washington Federal, Inc.	138,216

		329,597

Total Financial Services		1,513,515

Health Care — 17.3%
Drugs & Pharmaceuticals — 4.7%
8,500	BioMarin Pharmaceutical, Inc.[1]	104,975

Shares		Value
Health Care — (continued)
Drugs & Pharmaceuticals — (continued)
7,000	Roche Holding AG, ADR[2]	$240,800

		345,775

Electronics:Medical Systems — 1.7%
3,600	Thermo Fisher Scientific, Inc.[1]	128,412

Medical & Dental Instruments & Supplies — 10.9%
2,300	Alcon, Inc.	209,093
3,200	C.R. Bard, Inc.	255,104
7,200	Cooper Cos., Inc. (The)	190,368
2,400	Edwards Lifesciences Corp.[1]	145,512

		800,077

Total Health Care		1,274,264

Integrated Oils — 4.9%
Oil:Integrated International — 4.9%
2,700	Chevron Corp.	181,548
3,700	Total SA, ADR[2]	181,522

Total Integrated Oils		363,070

Materials & Processing — 2.5%
Metal Fabricating — 2.5%
2,500	Kaydon Corp.	68,325
1,900	Precision Castparts Corp.	113,810

Total Materials & Processing		182,135

Other Energy — 3.1%
Machinery:Oil Well Equipment & Services — 1.7%
5,700	Dresser-Rand Group, Inc.[1]	125,970

Oil:Crude Producers — 1.4%
2,600	Range Resources Corp.	107,016

Total Other Energy		232,986

Producer Durables — 8.4%
Aerospace — 2.9%
5,700	Goodrich Corp.	215,973

Diversified Production — 2.6%
5,300	Ingersoll-Rand Co. Ltd. — Class A	73,140
6,000	Tyco International Ltd.	117,360

		190,500

Telecommunications Equipment — 2.9%
28,900	Arris Group, Inc.[1]	212,993

Total Producer Durables		619,466

Technology — 13.4%
Computer Services, Software & Systems — 4.9%
7,200	BMC Software, Inc.[1]	237,600
12,700	Parametric Technology Corp.[1]	126,746

		364,346

Computer Technology — 2.5%
5,700	Hewlett-Packard Co.	182,742

Electronics:Other — 1.6%
6,400	Electronic Arts, Inc.[1]	116,416

1	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

Shares		Value
Technology — (continued)
Electronics: Semi-Conductors/Components — 4.4%
5,600	Analog Devices, Inc.	$107,912
71,500	LSI Corp.[1]	217,360

		325,272

Total Technology		988,776

Utilities — 3.6%
Utilities: Electrical — 1.9%
2,800	American Electric Power Co., Inc.	70,728
2,300	PPL Corp.	66,033

		136,761

Utilities: Gas Distributors — 1.7%
5,700	ONEOK, Inc.	128,991

Total Utilities		265,752

Total Common Stock (Cost $8,382,138)		7,006,166

Short-Term Investments — 4.9%
181,656	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	181,656
181,656	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	181,656

Total Short-Term Investments (Cost $363,312)		363,312

Total Investments — 99.9% (Cost $8,745,450)[3]		7,369,478
Other Assets in Excess of Liabilities — 0.1%.		6,613

Total Net Assets — 100.0%		$7,376,091

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$7,369,478
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$7,369,478

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]

The cost for Federal income tax purposes was $8,912,396. At March 31, 2009, net unrealized depreciation was $1,542,918. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $180,892, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,723,810.

2	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Long Positions — 114.0%
Common Stock — 109.9%
Autos & Transportation — 2.3%
Auto Parts: Original Equipment — 1.1%
5,320	WABCO Holdings, Inc.	$65,489

Railroads — 1.2%
1,600	Union Pacific Corp.	65,776

Total Autos & Transportation		131,265

Consumer Discretionary — 14.9%
Advertising Agencies — 1.7%
4,300	Omnicom Group, Inc.[2]	100,620

Consumer Electronics — 2.4%
3,740	Nintendo Co. Ltd., ADR[3]	136,510

Miscellaneous Business & Consumer Discretionary — 2.5%
11,400	Western Union Co. (The)[2]	143,298

Retail — 3.6%
5,550	Lowe’s Cos., Inc.	101,287
2,110	Wal-Mart Stores, Inc.[2]	109,931

		211,218

Services: Commercial — 2.3%
2,310	Accenture Ltd. — Class A	63,502
2,190	Manpower, Inc.	69,051

		132,553

Toys — 2.4%
12,320	Mattel, Inc.[2]	142,050

Total Consumer Discretionary.		866,249

Consumer Staples — 12.5%
Beverage: Soft Drinks — 1.7%
1,940	PepsiCo, Inc.[2]	99,871

Drug & Grocery Store Chains — 2.3%
4,950	CVS Caremark Corp.[2]	136,075

Foods — 3.1%
3,540	Campbell Soup Co.[2]	96,855
2,760	McCormick & Co., Inc.	81,613

		178,468

Miscellaneous Consumer Staples — 4.2%
7,305	Nestle SA, ADR[3]	245,083

Soaps & Household Chemicals — 1.2%
1,520	Procter & Gamble Co.[2]	71,577

Total Consumer Staples		731,074

Financial Services — 21.0%
Diversified Financial Services — 9.3%
6,750	Bank of New York Mellon Corp. (The)	190,688
3,880	JPMorgan Chase & Co.[2]	103,130
9,450	Marsh & McLennan Cos., Inc.[2]	191,362
2,580	Morgan Stanley	58,747

		543,927

Shares		Value
Financial Services — (continued)
Financial Information Services — 3.9%
2,940	Dun & Bradstreet Corp. (The)	$226,380

Insurance: Multi- Line — 2.2%
3,120	AON Corp.	127,359

Investment Management Companies — 3.7%
10,420	Invesco Ltd.[2]	144,421
2,300	State Street Corp.	70,794

		215,215

Savings & Loan — 1.9%
6,160	People’s United Financial, Inc.	110,695

Total Financial Services		1,223,576

Health Care — 19.5%
Drugs & Pharmaceuticals — 6.3%
2,000	Novo Nordisk A/S, ADR[2,3]	95,960
4,900	Pfizer, Inc.	66,738
5,910	Roche Holding AG, ADR[2,3]	203,304

		366,002

Electronics: Medical Systems — 2.6%
4,300	Thermo Fisher Scientific, Inc.[1]	153,381

Medical & Dental Instruments & Supplies — 10.6%
1,860	Alcon, Inc.	169,093
2,830	C.R. Bard, Inc.	225,607
1,940	Edwards Lifesciences Corp.[1,2]	117,622
3,080	Stryker Corp.[2]	104,843

		617,165

Total Health Care		1,136,548

Integrated Oils — 9.6%
Oil:Integrated Domestic — 1.2%
1,300	Hess Corp.	70,460

Oil: Integrated International — 8.4%
2,280	Chevron Corp.[2]	153,307
1,800	Exxon Mobil Corp.	122,580
2,100	Petroleo Brasileiro SA, ADR[3]	63,987
3,040	Total SA, ADR[2,3]	149,143

		489,017

Total Integrated Oils		559,477

Materials & Processing — 1.0%
Metal Fabricating — 1.0%
1,010	Precision Castparts Corp.[2]	60,499

Total Materials & Processing		60,499

Producer Durables — 7.5%
Aerospace — 5.8%
4,770	Goodrich Corp.	180,736
3,980	Raytheon Co.[2]	154,981

		335,717

Diversified Production — 1.7%
5,040	Tyco International Ltd.	98,582

Total Producer Durables		434,299

1	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009 (Unaudited)

Shares		Value
Technology — 17.3%
Communications Technology — 1.3%
1,940	QUALCOMM, Inc.	$75,485

Computer Services, Software & Systems — 9.5%
6,840	BMC Software, Inc.[1,2]	225,720
6,210	Oracle Corp.[1,2]	112,215
7,460	Parametric Technology Corp.[1]	74,451
3,800	Teradata Corp.[1]	61,636
6,340	Yahoo!, Inc.[1,2]	81,215

		555,237

Computer Technology — 2.2%
3,880	Hewlett-Packard Co.[2]	124,393

Electrical & Electronics — 1.0%
5,400	Tyco Electronics Ltd.	59,616

Electronics:Other — 1.6%
5,150	Electronic Arts, Inc.[1]	93,679

Electronics:Semi-Conductors/Components — 1.7%
5,230	Analog Devices, Inc.[2]	100,782

Total Technology		1,009,192

Utilities — 4.3%
Utilities:Electrical — 4.3%
4,980	Allegheny Energy, Inc.	115,387
2,840	American Electric Power Co., Inc.	71,738
2,240	PPL Corp.	64,310

Total Utilities		251,435

Total Common Stock (Cost $7,420,390)		6,403,614

Short-Term Investments — 4.1%
118,385	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	118,385
118,384	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	118,384

Total Short-Term Investments (Cost $236,769)		236,769

Total Long Positions (Cost $7,657,159)		6,640,383

Securities Sold Short — (15.3%)
Common Stock Sold Short — (13.0%)
Consumer Discretionary — (3.0%)
Funeral Parlors & Cemeteries — (0.3%)
(510)	Matthews International Corp. — Class A	(14,693)

Restaurants — (0.5%)
(760)	Darden Restaurants, Inc.	(26,038)
(80)	McDonald’s Corp.	(4,365)

		(30,403)

Shares		Value
Consumer Discretionary — (continued)
Retail — (1.2%)
(340)	Netflix, Inc.[1]	$(14,593)
(1,690)	Nordstrom, Inc.	(28,308)
(840)	O’Reilly Automotive, Inc.[1]	(29,408)

		(72,309)

Services:Commercial — (1.0%)
(1,180)	Brink’s Co. (The)	(31,223)
(1,350)	Kelly Services, Inc. — Class A	(10,867)
(700)	Paychex, Inc.	(17,969)

		(60,059)

Total Consumer Discretionary		(177,464)

Consumer Staples — (1.5%)
Beverages:Brewers (Wineries) — (0.4%)
(2,190)	Constellation Brands, Inc. — Class A1	(26,061)

Drug & Grocery Store Chains — (0.6%)
(2,110)	Whole Foods Market, Inc.	(35,448)

Foods — (0.5%)
(790)	Hershey Co. (The)	(27,453)

Total Consumer Staples		(88,962)

Financial Services — (1.5%)
Banks:Outside New York City — (1.0%)
(840)	BOK Financial Corp.	(29,022)
(2,280)	TCF Financial Corp.	(26,813)

		(55,835)

Insurance:Multi-Line — (0.5%)
(1,520)	Brown & Brown, Inc.	(28,743)

Total Financial Services		(84,578)

Health Care — (1.2%)
Electronics:Medical Systems — (0.5%)
(840)	Varian Medical Systems, Inc.[1]	(25,570)

Medical & Dental Instruments & Supplies — (0.7%)
(760)	Henry Schein, Inc.[1]	(30,407)
(500)	STERIS Corp.	(11,640)

		(42,047)

Total Health Care		(67,617)

Materials & Processing — (0.9%)
Metal Fabricating — (0.3%)
(1,180)	Timken Co.	(16,473)

Paints & Coatings — (0.3%)
(500)	PPG Industries, Inc.	(18,450)

Steel — (0.3%)
(1,800)	Steel Dynamics, Inc.	(15,858)

Total Materials & Processing		(50,781)

Producer Durables — (1.8%)
Aerospace — (0.6%)
(420)	Boeing Co.	(14,944)
(340)	General Dynamics Corp.	(14,140)

2	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

Shares		Value
Producer Durables — (continued)
Aerospace — (continued)
(250)	Rockwell Collins, Inc.	$(8,160)

		(37,244)

Diversified Production — (0.3%)
(500)	ITT Corp.	(19,235)

Electronics:Instruments, Gauges & Meters — (0.5%)
(1,690)	Agilent Technologies, Inc.[1]	(25,975)

Identification Control & Filter Devices — (0.4%)
(420)	Flowserve Corp.	(23,571)

Total Producer Durables		(106,025)

Technology — (1.5%)
Computer Services, Software & Systems — (1.5%)
(1,180)	Computer Sciences Corp.[1]	(43,471)
(840)	Dassault Systemes SA, ADR[3]	(32,550)
(400)	Salesforce.com, Inc.[1]	(13,092)

Total Technology		(89,113)

Utilities — (1.6%)
Utilities:Gas Distributors — (1.1%)
(1,180)	Laclede Group, Inc. (The)	(45,997)
(400)	Northwest Natural Gas Co.	(17,368)

		(63,365)

Utilities:Telecommunications — (0.5%)
(1,000)	Verizon Communications, Inc.	(30,200)

Total Utilities		(93,565)

Total Common Stock Sold Short (Proceeds $795,941)		(758,105)

Exchange Traded Funds Sold Short — (2.3%)
(1,150)	SPDR KBW Bank	(15,939)
(1,770)	SPDR KBW Regional Banking	(34,019)
(590)	Energy Select Sector SPDR Fund	(25,051)
(420)	Oil Service HOLDRs Trust	(31,089)
(1,940)	United States Natural Gas Fund LP1	(29,488)

Total Exchange Traded Funds Sold Short (Proceeds $237,966)		(135,586)

Total Securities Sold Short (Proceeds $1,033,907)		(893,691)

Other Assets in Excess of Liabilities — 1.3%		76,779

Total Net Assets — 100.0%		$5,823,471

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Assets:
Level 1 — Quoted Prices	$6,640,383
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Assets	$6,640,383

Liabilities:
Level 1 — Quoted Prices	$(893,691)
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total Liabilities	$(893,691)

[1]	Non-income producing security.
[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
[3]	ADR — American Depository Receipt.
[4]

The cost for Federal income tax purposes was $8,293,736. At March 31, 2009, net unrealized depreciation was $1,653,353. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $118,627, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,771,980.

3	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Common Stock — 95.5%
Australia — 3.1%
1,300	BHP Billiton Ltd.	$28,732
1,200	CSL Ltd.	27,116

Total Australia		55,848

Belgium/Luxembourg — 2.0%
1,800	Tenaris SA, ADR[2]	36,306

Total Belgium/Luxembourg		36,306

Brazil — 6.4%
1,900	Companhia Vale do Rio Doce, ADR[2]	21,432
3,800	Hypermarcas SA1	27,766
2,400	Perdigao SA	30,013
1,200	Petroleo Brasileiro SA, ADR[2]	36,564

Total Brazil		115,775

Canada — 3.9%
1,000	Canadian Natural Resources Ltd.	38,793
1,400	Suncor Energy, Inc.	31,247

Total Canada		70,040

Denmark — 2.1%
800	Novo Nordisk A/S — Class B	38,357

Total Denmark		38,357

France — 1.4%
1,000	Publicis Groupe SA	25,635

Total France		25,635

Germany — 5.0%
750	BASF SE	22,666
655	Fresenius SE	24,797
300	Linde AG	20,369
190	Muenchener Rueckversicherungs AG	23,136

Total Germany		90,968

India — 1.3%
900	Infosys Technologies Ltd., ADR[2]	23,967

Total India		23,967

Ireland — 1.8%
1,600	Kerry Group PLC — Class A3	32,642

Total Ireland		32,642

Japan — 5.7%
500	Nidec Corp.	22,507
725	Nintendo Co. Ltd., ADR[2]	26,463
900	Santen Pharmaceutical Co. Ltd.	25,103
600	Shin-Etsu Chemical Co. Ltd.	29,478

Total Japan		103,551

Netherlands — 3.3%
900	Fugro N.V.	28,582
900	Nutreco Holding N.V.	32,225

Total Netherlands		60,807

Shares		Value
South Africa — 1.6%
2,560	MTN Group Ltd.	$28,404

Total South Africa		28,404

Sweden — 1.0%
500	Hennes & Mauritz AB — Class B	18,745

Total Sweden		18,745

Switzerland — 6.3%
1,100	Nestle SA	37,163
285	Roche Holding AG	39,116
100	Syngenta AG	20,101
170	Synthes, Inc.	18,937

Total Switzerland		115,317

Taiwan — 1.0%
2,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR[2]	17,900

Total Taiwan		17,900

United Kingdom — 9.6%
1,000	Autonomy Corp. PLC[1,3]	18,669
3,300	Croda International PLC[3]	25,084
6,600	Dragon Oil PLC[1,3]	18,278
500	Reckitt Benckiser Group PLC[3]	18,760
2,700	Standard Chartered PLC[3]	33,527
3,700	Tullow Oil PLC[3]	42,541
10,800	Vodafone Group PLC[3]	18,829

Total United Kingdom		175,688

United States — 40.0%
600	Advance Auto Parts, Inc.	24,648
300	Alcon, Inc.	27,273
1,000	Allegheny Energy, Inc.	23,170
1,400	Analog Devices, Inc.	26,978
600	AON Corp.	24,492
800	Bank of New York Mellon Corp. (The)	22,600
1,100	BMC Software, Inc.[1]	36,300
500	C.R. Bard, Inc.	39,860
2,500	Corrections Corp. of America[1]	32,025
800	CVS Caremark Corp.	21,992
500	Dun & Bradstreet Corp. (The)	38,500
600	Goodrich Corp.	22,734
600	Greif, Inc. — Class A	19,974
600	Hewlett-Packard Co.	19,236
2,300	Invesco Ltd.	31,878
800	J.B. Hunt Transport Services, Inc.	19,288
1,000	J.M. Smucker Co. (The)	37,270
800	JPMorgan Chase & Co.	21,264
2,050	Marsh & McLennan Cos., Inc.	41,513
2,100	Mattel, Inc.	24,213
1,300	Oracle Corp.[1]	23,491
500	QUALCOMM, Inc.	19,455
600	Ralcorp Holdings, Inc.[1]	32,328
500	Raytheon Co.	19,470
800	Thermo Fisher Scientific, Inc.[1]	28,536

1	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

Shares		Value
United States — (continued)
1,400	Tyco International Ltd.	$27,384
1,900	Western Union Co. (The)	23,883

Total United States		729,755

Total Common Stock (Cost $1,773,983)		1,739,705

Preferred Stock — 1.2%
Brazil — 1.2%
900	Ultrapar Participacoes SA
(Cost $21,373)		21,494

Right — 0.0%
99	Ultrapar Participacoes SA1
(Cost $ — )		—

Short-Term Investments — 1.7%
15,853	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	15,853
15,853	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	15,853

Total Short-Term Investments (Cost $31,706)		31,706

Total Investments — 98.4% (Cost $1,827,062)[4]		1,792,905
Other Assets in Excess of Liabilities — 1.6%.		29,814

Total Net Assets — 100.0%		$1,822,719

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$1,073,406
Level 2 — Other Significant Observable Inputs	719,499
Level 3 — Significant Unobservable Inputs	—

Total	$1,792,905

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $1,834,447. At March 31, 2009, net unrealized depreciation was $41,542. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $61,744, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $103,286.

2	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009 (Unaudited)

Shares		Value
Common Stock — 94.1%
Australia — 7.6%
1,200	BHP Billiton Ltd.	$26,521
1,500	CSL Ltd.	33,895
1,700	Origin Energy Ltd.	17,490
1,300	QBE Insurance Group Ltd.	17,440
7,800	Toll Holdings Ltd.	33,937

Total Australia		129,283

Belgium/Luxembourg — 1.4%
1,200	Tenaris SA, ADR[2]	24,204

Total Belgium/Luxembourg		24,204

Brazil — 9.4%
2,500	Companhia Vale do Rio Doce, ADR[2]	28,200
4,700	Hypermarcas SA1	34,342
2,900	Perdigao SA	36,266
1,100	Petroleo Brasileiro SA, ADR[2]	33,517
2,200	Redecard SA	26,659

Total Brazil		158,984

Canada — 4.4%
1,100	Bank of Nova Scotia (The)	27,107
600	Canadian Natural Resources Ltd.	23,276
1,100	Suncor Energy, Inc.	24,551

Total Canada		74,934

Denmark — 2.3%
800	Novo Nordisk A/S — Class B	38,357

Total Denmark		38,357

France — 5.9%
730	Capgemini	23,461
1,300	Publicis Groupe SA	33,326
400	Total SA, ADR[2]	19,624
250	Vallourec SA	23,178

Total France		99,589

Germany — 7.3%
850	BASF SE	25,688
700	Fresenius SE	26,501
500	Linde AG	33,949
300	Muenchener Rueckversicherungs AG	36,530

Total Germany		122,668

India — 1.6%
1,000	Infosys Technologies Ltd., ADR[2]	26,630

Total India		26,630

Ireland — 2.5%
2,100	Kerry Group PLC — Class A3	42,843

Total Ireland		42,843

Japan — 12.3%
1,800	Capcom Co. Ltd.	32,425

Shares		Value
Japan — (continued)
500	Hogy Medical Co. Ltd.	$27,268
500	Nidec Corp.	22,507
100	Nintendo Co. Ltd.	29,253
1,100	Santen Pharmaceutical Co. Ltd.	30,681
600	Shin-Etsu Chemical Co. Ltd.	29,478
1,600	Softbank Corp.	20,606
800	Toyo Suisan Kaisha Ltd.	16,507

Total Japan		208,725

Netherlands — 7.3%
800	Fugro N.V.	25,406
1,800	Imtech N.V.	24,748
1,600	Koninklijke KPN N.V.	21,362
960	Nutreco Holding N.V.	34,373
1,100	Wolters Kluwer N.V.	17,831

Total Netherlands		123,720

South Africa — 1.6%
2,500	MTN Group Ltd.	27,739

Total South Africa		27,739

Sweden — 1.8%
800	Hennes & Mauritz AB — Class B .	29,992

Total Sweden		29,992

Switzerland — 11.6%
1,000	Julius Baer Holding AG	24,571
1,350	Nestle SA	45,609
330	Roche Holding AG	45,292
130	Syngenta AG	26,132
155	Synthes, Inc.	17,266
230	Zurich Financial Services AG	36,350

Total Switzerland		195,220

Taiwan — 1.5%
2,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR[2]	25,955

Total Taiwan		25,955

United Kingdom — 15.6%
3,700	Antofagasta PLC[3]	26,776
1,200	Autonomy Corp. PLC[1,3]	22,403
4,900	Croda International PLC[3]	37,246
12,200	Dragon Oil PLC[1,3]	33,786
2,400	Intertek Group PLC[3]	30,436
550	Reckitt Benckiser Group PLC[3]	20,636
2,800	Standard Chartered PLC[3]	34,768
2,900	Tullow Oil PLC[3]	33,343
14,000	Vodafone Group PLC[3]	24,408

Total United Kingdom		263,802

Total Common Stock (Cost $1,656,841)		1,592,645

1	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2009 (Unaudited)

Shares		Value
Preferred Stock — 2.3%
Brazil — 2.3%
1,600	Ultrapar Participacoes SA
(Cost $38,022)		$38,211

Right — 0.0%
176	Ultrapar Participacoes Sub Receipts
(Cost $76)		76

Short-Term Investments — 5.3%
45,136	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	45,136
45,134	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	45,134

Total Short-Term Investments (Cost $90,270)		90,270

Total Investments — 101.7% (Cost $1,785,209)[4]		1,721,202
Liabilities in Excess of Other Assets — (1.7%)		(29,542)

Total Net Assets — 100.0%		$1,691,660

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments as of March 31, 2009 is as follows:

Valuation Inputs	Investments in Securities (Value)
Level 1 — Quoted Prices	$458,812
Level 2 — Other Significant Observable Inputs	1,262,314
Level 3 — Significant Unobservable Inputs	76

Total	$1,721,202

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments in Securities (Value)
Balance as of 06/30/08	$—
Transfers in and/or out of Level 3	76

Balance as of 03/31/09	$76

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.
[4]

The cost for Federal income tax purposes was $1,790,402. At March 31, 2009, net unrealized depreciation was $75,979. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $49,882, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $125,861.

2	CRM Funds

Item 2.	Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) CRM Mutual Fund Trust

By (Signature and Title)* /s/ Ronald H. McGlynn

Ronald H. McGlynn, President and Chief Executive Officer

(Principal Executive Officer)

Date April 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Ronald H. McGlynn

Ronald H. McGlynn, President and Chief Executive Officer

(Principal Executive Officer)

Date April 30, 2009

By (Signature and Title)* /s/ Carlos A. Leal

Carlos A. Leal, Treasurer and Chief Financial Officer

(Principal Financial Officer)

Date April 30, 2009

* Print the name and title of each signing officer under his or her signature.